SUPPLEMENTAL GUARANTOR INFORMATION	12 Months Ended
Dec. 31, 2010
SUPPLEMENTAL GUARANTOR INFORMATION
SUPPLEMENTAL GUARANTOR INFORMATION

NOTE 27. SUPPLEMENTAL GUARANTOR INFORMATION

          As of December 31, 2010 Centers' debt included its Senior Credit Facility, Senior Notes and Senior Subordinated Notes. The Senior Credit Facility has been guaranteed by GNC Corporation and Centers' existing and future direct and indirect material domestic subsidiaries. The Senior Notes are general non collateralized obligations of Centers, are effectively subordinated to Centers' Senior Credit Facility to the extent of the value of the collateral securing the Senior Credit Facility and are senior in right of payment to all existing and future subordinated obligations of Centers, including its Senior Subordinated Notes. The Senior Notes are unconditionally guaranteed on a non collateralized basis by all of Centers' existing and future direct and indirect material domestic subsidiaries. The Senior Subordinated Notes are general non collateralized obligations and are guaranteed on a senior subordinated basis by Centers' existing and future direct and indirect material domestic subsidiaries and rank junior in right of payment to Centers' Senior Credit Facility and Senior Notes. The guarantors are the same for the Senior Credit Facility, Senior Notes and Senior Subordinated Notes. Non-guarantor subsidiaries include the remaining direct and indirect foreign subsidiaries. The subsidiary guarantors are 100% owned, directly or indirectly by Holdings. The guarantees are full and unconditional and joint and several. Investments in subsidiaries are accounted for under the equity method of accounting.

          Presented below are condensed consolidated financial statements of Holdings as the parent of Centers (the issuer), and the combined guarantor and non-guarantor subsidiaries of Holdings as of December 31, 2010 and 2009, and for the years ended December 31, 2010, 2009 and 2008. Intercompany balances and transactions have been eliminated.

          The Company reorganized its corporate structure effective January 1, 2009. Certain guarantor subsidiaries were merged with and into Centers, which remained the issuer after the reorganization; certain other guarantor subsidiaries were merged with and into each other. Supplemental guarantor information for periods prior to January 1, 2009 reflect the corporate structure that existed prior to the reorganization.

Supplemental Condensed Consolidating Balance Sheets

December 31, 2010	Parent	Issuer	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Current assets
Cash and cash equivalents	$43,261	$148,389	$(1,985)	$4,237	$—	$193,902
Receivables, net	10	—	102,490	531	(157)	102,874
Intercompany receivables	—	49,143	1,264	—	(50,407)	—
Inventories, net	—	—	352,853	29,096	—	381,949
Prepaids and other current assets	813	16,996	15,380	7,223	157	40,569

Total current assets	44,084	214,528	470,002	41,087	(50,407)	719,294
Goodwill	—	—	624,773	468	—	625,241
Brands	—	—	720,000	—	—	720,000
Property, plant and equipment, net	—	7,408	157,967	28,053	—	193,428
Investment in subsidiaries	794,763	1,652,109	789,436	796,260	(4,032,568)	—
Other assets	—	33,905	141,996	—	(8,781)	167,120

Total assets	$838,847	$1,907,950	$2,904,174	$865,868	$(4,091,756)	$2,425,083

Current liabilities
Current liabilities	$570	$71,391	$150,728	$12,136	$—	$234,825
Intercompany payables	413	—	29,054	20,940	(50,407)	—

Total current liabilities	983	71,391	179,782	33,076	(50,407)	234,825
Long-term debt	—	1,026,563	(268)	12,915	(8,781)	1,030,429
Deferred tax liabilities	—	(4,152)	292,532	(365)	—	288,015
Other long-term liabilities	—	17,755	14,251	1,944	—	33,950

Total liabilities	983	1,111,557	486,297	47,570	(59,188)	1,587,219
Preferred stock	218,381	—	—	—	—	218,381
Total stockholders' equity (deficit)	619,483	796,393	2,417,877	818,298	(4,032,568)	619,483

Total liabilities and stockholders' equity (deficit)	$838,847	$1,907,950	$2,904,174	$865,868	$(4,091,756)	$2,425,083

Supplemental Condensed Consolidating Balance Sheets

December 31, 2009	Parent	Issuer	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Current assets
Cash and cash equivalents	$14,859	$77,797	$(4,801)	$2,093	$—	$89,948
Receivables, net	—	472	92,273	1,187	—	93,932
Intercompany receivables	—	139,591	963	—	(140,554)	—
Inventories, net	—	—	339,975	30,517	—	370,492
Prepaids and other current assets	56	19,308	14,409	8,502	—	42,275

Total current assets	14,915	237,168	442,819	42,299	(140,554)	596,647
Goodwill	—	—	624,285	468	—	624,753
Brands	—	—	720,000	—	—	720,000
Property, plant and equipment, net	—	7,409	163,882	28,290	—	199,581
Investment in subsidiaries	717,383	1,550,708	709,829	718,479	(3,696,399)	—
Other assets	—	28,876	157,018	—	(8,781)	177,113

Total assets	$732,298	$1,824,161	$2,817,833	$789,536	$(3,845,734)	$2,318,094

Current liabilities
Current liabilities	$32	$34,129	$154,435	$11,023	$—	$199,619
Intercompany payables	290	—	113,359	26,905	(140,554)	—

Total current liabilities	322	34,129	267,794	37,928	(140,554)	199,619
Long-term debt	—	1,052,341	32	14,493	(8,781)	1,058,085
Deferred tax liabilities	—	(4,754)	294,087	(439)	—	288,894
Other long-term liabilities	—	24,929	14,129	462	—	39,520

Total liabilities	322	1,106,645	576,042	52,444	(149,335)	1,586,118
Preferred stock	197,742	—	—	—	—	197,742
Total stockholders' equity (deficit)	534,234	717,516	2,241,791	737,092	(3,696,399)	534,234

Total liabilities and stockholders' equity (deficit)	$732,298	$1,824,161	$2,817,833	$789,536	$(3,845,734)	$2,318,094

Supplemental Condensed Consolidating Statements of Operations

Year ended December 31, 2010	Parent	Issuer	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenue	$—	$—	$1,727,234	$108,172	$(13,238)	$1,822,168
Cost of sales, including costs of warehousing, distribution and occupancy	—	—	1,112,517	80,607	(13,238)	1,179,886

Gross profit	—	—	614,717	27,565	—	642,282
Compensation and related benefits	—	44,801	211,227	17,769	—	273,797
Advertising and promotion	—	—	50,466	1,241	—	51,707
Other selling, general and administrative	2,182	34,490	68,154	1,342	(1,500)	104,668
Subsidiary (income) expense	(98,176)	(101,326)	(97,645)	(98,173)	395,320	—
Other (income) expense	—	(72,455)	67,336	4,823	—	(296)

Operating income (loss)	95,994	94,490	315,179	100,563	(393,820)	212,406
Interest expense, net	(153)	3,512	60,926	1,091		65,376

Income (loss) before income taxes	96,147	90,978	254,253	99,472	(393,820)	147,030
Income tax (benefit) expense	(420)	(7,195)	57,775	303	—	50,463

Net income (loss)	$96,567	$98,173	$196,478	$99,169	$(393,820)	$96,567

Supplemental Condensed Consolidating Statements of Operations

Successor Year Ended December 31, 2009	Parent	Issuer	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenue	$—	$—	$1,622,085	$102,092	$(17,170)	$1,707,007
Cost of sales, including costs of warehousing, distribution and occupancy	—	—	1,060,619	72,988	(17,170)	1,116,437

Gross profit	—	—	561,466	29,104	—	590,570
Compensation and related benefits	—	41,713	205,190	16,143	—	263,046
Advertising and promotion	—	—	49,280	754	—	50,034
Other selling, general and administrative	1,665	33,111	63,431	(88)	(1,500)	96,619
Subsidiary (income) expense	(71,119)	(75,141)	(68,622)	(69,619)	284,501	—
Other (income) expense	—	(71,075)	66,915	4,005	—	(155)

Operating income (loss)	69,454	71,392	245,272	77,909	(283,001)	181,026
Interest expense, net	(13)	4,204	64,569	1,180	—	69,940

Income (loss) before income taxes	69,467	67,188	180,703	76,729	(283,001)	111,086
Income tax (benefit) expense	(57)	(2,431)	41,973	2,077	—	41,562

Net income (loss)	$69,524	$69,619	$138,730	$74,652	$(283,001)	$69,524

Supplemental Condensed Consolidating Statements of Operations

Year Ended December 31, 2008	Parent	Issuer	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenue	$—	$—	$1,566,054	$102,018	$(11,343)	$1,656,729
Cost of sales, including costs of warehousing, distribution and occupancy	—	—	1,020,402	73,571	(11,343)	1,082,630

Gross profit	—	—	545,652	28,447	—	574,099
Compensation and related benefits	—	—	234,188	15,605	—	249,793
Advertising and promotion	—	—	54,351	709	—	55,060
Other selling, general and administrative	1,671	2,215	92,893	3,624	(1,500)	98,903
Subsidiary (income) expense	(56,280)	(58,977)	(60,345)	(54,780)	230,382	—
Other (income) expense	—	—	126	607	—	733

Operating income (loss)	54,609	56,762	224,439	62,682	(228,882)	169,610
Interest expense, net	—	4,242	77,579	1,179	—	83,000

Income (loss) before income taxes	54,609	52,520	146,860	61,503	(228,882)	86,610
Income tax (benefit) expense	(49)	(2,260)	33,103	1,158	—	31,952

Net income (loss)	$54,658	$54,780	$113,757	$60,345	$(228,882)	$54,658

Supplemental Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010	Parent	Issuer	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
NET CASH PROVIDED BY OPERATING ACTIVITIES:	$28,169	$—	$137,529	$4,186	$(28,384)	$141,500
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(3,701)	(26,764)	(2,057)	—	(32,522)
Acquisition of the Company	—	(3,096)	—	—	—	(3,096)
Investment/distribution	—	107,481	(107,481)	—	—	—
Other investing	—	—	(455)	—	—	(455)

Net cash provided by (used in) investing activities	—	100,684	(134,700)	(2,057)	—	(36,073)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of stock	233	—	—	—	—	233
Dividend payment	—	(28,384)	—	—	28,384	—
Other financing	—	(1,708)	(13)	—	—	(1,721)

Net cash used in financing activities	233	(30,092)	(13)	—	28,384	(1,488)
Effect of exchange rate on cash	—		—	15	—	15

Net increase in cash	28,402	70,592	2,816	2,144	—	103,954
Beginning balance, cash	14,859	77,797	(4,801)	2,093	—	89,948

Ending balance, cash	$43,261	$148,389	$(1,985)	$4,237	$—	$193,902

Supplemental Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2009	Parent	Issuer	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
NET CASH PROVIDED BY OPERATING ACTIVITIES:	$13,614	$—	$109,200	$4,757	$(13,600)	$113,971
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(2,446)	(22,470)	(3,766)	—	(28,682)
Acquisition of the Company		(11,268)	—	—	—	(11,268)
Investment/distribution	—	129,379	(129,379)	—	—	—
Other investing	—	—	(2,224)	—	—	(2,224)

Net cash provided by (used in) investing activities	—	115,665	(154,073)	(3,766)	—	(42,174)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of stock	—	—	—	—	—	—
Purchase of treasury stock	(787)	(278)	—	—	—	(1,065)
Dividend payment to Parent	—	(13,600)	—	—	13,600	—
Financing fees	—	(45)	—	—	—	(45)
Other financing	—	(23,945)	(5)	(1,377)	—	(25,327)

Net cash used in financing activities	(787)	(37,868)	(5)	(1,377)	13,600	(26,437)
Effect of exchange rate on cash	—	—	—	249	—	249

Net increase in cash	12,827	77,797	(44,878)	(137)	—	45,609
Beginning balance, cash	2,032	—	40,077	2,230	—	44,339

Ending balance, cash	$14,859	$77,797	$(4,801)	$2,093	$—	$89,948

Supplemental Condensed Consolidating Statements of Cash Flows

Successor Year Ended December 31, 2008	Parent	Issuer	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidated
	(in thousands)
NET CASH PROVIDED BY OPERATING ACTIVITIES:	$—	$—	$71,727	$5,638	$77,365
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	—	(43,767)	(4,899)	(48,666)
Investment/distribution	—	13,056	(13,056)	—	—
Acquisition of intangible	—	—	(1,000)	—	(1,000)
Acquisition of the Company	—	(10,842)	—	—	(10,842)
Other investing	—	—	83	—	83

Net cash provided by (used in) investing activities	—	2,214	(57,740)	(4,899)	(60,425)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of stock	2,932	131	—	—	3,063
Purchase of treasury stock	(900)	(963)	—	—	(1,863)
Financing fees	—	—	—	—	—
Other financing	—	(1,382)	—	(1,217)	(2,599)

Net cash used in financing activities	2,032	(2,214)	—	(1,217)	(1,399)
Effect of exchange rate on cash	—	—	—	(56)	(56)

Net increase (decrease) in cash	2,032	—	13,987	(534)	15,485
Beginning balance, cash	—	—	26,090	2,764	28,854

Ending balance, cash	$2,032	$—	$40,077	$2,230	$44,339